Inventories	12 Months Ended
Dec. 31, 2018
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Inventories
9.	Inventories

	As of December 31,
	2018	2017
	(Thousands of yen)
Food and beverage consumables and other merchandise held for sale	456,781	258,733
Supplies	187,331	90,395

Total	644,112	349,128